Significant Accounting policies, Adoption of New and Revised International Financial Reporting Standards, Impact of IFRS 15 (Details)	12 Months Ended
Oct. 31, 2019
Cost of Obtaining Customer Contracts [Abstract]
Customer life	5 years
Top of Range [Member]
Cost of Obtaining Customer Contracts [Abstract]
Sales commission's expected amortization period	1 year
SUSE [Member]
Cost of Obtaining Customer Contracts [Abstract]
Customer life	6 years